UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1:	Schedule of Investments

Vanguard Windsor Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Common Stocks (96.0%)

Consumer Discretionary (12.8%)
* Comcast Corp. Special Class A	20,900,800	716,479
Time Warner, Inc.	24,664,100	406,958
*1 R.H. Donnelley Corp.	5,521,300	288,267
* Comcast Corp. Class A	6,761,183	232,449
^1 Lear Corp.	6,709,600	151,436
Compagnie Generale des Etablissements Michelin SA	2,323,333	141,184
CBS Corp.	4,299,700	117,941
McDonald's Corp.	2,765,000	97,853
* Office Depot, Inc.	2,323,722	83,770
Black & Decker Corp.	1,150,000	81,087
* Viacom Inc. Class B	1,893,600	65,992
Toyota Motor Corp. ADR	585,000	61,554
Target Corp.	1,195,000	54,874
Jones Apparel Group, Inc.	1,485,000	43,956
* Interpublic Group of Cos., Inc.	3,970,000	32,514
Limited Brands, Inc.	1,270,000	31,953
DaimlerChrysler AG	600,000	30,990
Newell Rubbermaid, Inc.	1,112,800	29,333
BorgWarner, Inc.	468,800	28,128
* Liberty Global, Inc. Class A	1,004,400	21,946
* Liberty Global, Inc. Series C	1,018,605	21,574
Gannett Co., Inc.	163,500	8,522

		2,748,760

Consumer Staples (4.7%)
Unilever NV	7,240,274	172,014
Altria Group, Inc.	2,049,800	163,923
The Procter & Gamble Co.	1,704,000	95,765
Safeway, Inc.	2,891,600	81,196
The Coca-Cola Co.	1,805,000	80,323
Bunge Ltd.	1,412,100	77,072
The Clorox Co.	1,280,000	76,723
The Kroger Co.	3,291,350	75,471
PepsiCo, Inc.	1,090,000	69,084
Kellogg Co.	1,060,000	51,060
Unilever NV ADR	1,700,000	40,256
Kimberly-Clark Corp.	425,000	25,946

		1,008,833

Energy (5.7%)
ExxonMobil Corp.	5,469,008	370,471
Chevron Corp.	2,683,478	176,519
GlobalSantaFe Corp.	3,203,300	175,957
EnCana Corp.	1,998,638	108,046
Petro Canada	1,724,400	77,167
Petroleo Brasileiro Series A ADR	865,200	71,673
ConocoPhillips Co.	1,038,798	71,303
Petroleo Brasileiro ADR	576,500	52,969
Total SA ADR	636,800	43,449
Noble Corp.	440,000	31,570
ENSCO International, Inc.	533,700	24,668
Occidental Petroleum Corp.	178,200	19,201

		1,222,993

Financials (20.7%)
Bank of America Corp.	18,891,598	973,484
Citigroup, Inc.	17,091,646	825,697
American International Group, Inc.	5,407,200	328,055
ACE Ltd.	4,751,000	244,819
Capital One Financial Corp.	2,706,000	209,309
The Allstate Corp.	3,558,500	202,194
JPMorgan Chase & Co.	4,377,800	199,715
CIT Group Inc.	3,318,400	152,348
Merrill Lynch & Co., Inc.	1,800,000	131,076
Wachovia Corp.	2,087,162	111,935
PartnerRe Ltd.	1,672,700	103,925
Fannie Mae	2,112,300	101,200
Freddie Mac	1,650,000	95,469
MetLife, Inc.	1,773,100	92,201
National City Corp.	1,935,700	69,685
SunTrust Banks, Inc.	830,000	65,462
The St. Paul Travelers, Cos. Inc.	1,416,917	64,895
The Chubb Corp.	1,282,893	64,683
XL Capital Ltd. Class A	980,000	62,426
IPC Holdings Ltd.	1,878,500	54,007
Promise Co., Ltd.	1,160,350	52,099
The Goldman Sachs Group, Inc.	335,000	51,171
The Hartford Financial Services Group Inc.	566,200	48,036
Everest Re Group, Ltd.	455,800	43,123
Wells Fargo & Co.	510,000	36,893
RenaissanceRe Holdings Ltd.	657,250	34,052
Genworth Financial Inc.	910,000	31,213
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,457,300	895

		4,450,067

Health Care (13.7%)
Wyeth	14,257,800	691,076
* Boston Scientific Corp.	33,418,759	568,453
Sanofi-Aventis ADR	10,887,700	515,968
GlaxoSmithKline PLC ADR	4,495,000	248,708
Astellas Pharma Inc.	5,729,600	227,916
Sanofi-Aventis	2,157,367	204,695
Pfizer Inc.	6,680,000	173,613
GlaxoSmithKline PLC	4,463,785	123,447
Aetna Inc.	2,200,000	69,278
Eli Lilly & Co.	1,182,000	67,102
Merck & Co., Inc.	1,447,300	58,283

		2,948,539

Industrials (10.6%)
Tyco International Ltd.	22,395,500	584,299
1 Goodrich Corp.	8,854,700	357,464
*^1UAL Corp.	8,069,300	210,932
General Electric Co.	6,350,000	207,582
* US Airways Group Inc.	3,637,400	166,193
* US Airways Group Private Placement	2,271,275	103,775
The Boeing Co.	1,145,000	88,646
* YRC Worldwide, Inc.	2,135,062	84,933
Eaton Corp.	1,127,100	72,247
American Standard Cos., Inc.	1,853,600	71,605
Northrop Grumman Corp.	850,000	56,262
Cooper Industries, Inc. Class A	614,300	52,928
CSX Corp.	839,900	50,965
Textron, Inc.	558,850	50,246
* AMR Corp.	2,118,000	46,596
Norfolk Southern Corp.	756,652	32,854
SPX Corp.	564,012	30,823
* Continental Airlines, Inc. Class B	501,000	13,196

		2,281,546

Information Technology (15.3%)
* Cisco Systems, Inc.	43,452,600	775,629
Microsoft Corp.	26,153,600	628,471
Applied Materials, Inc.	29,585,500	465,676
*1 Arrow Electronics, Inc.	9,309,217	263,078
* Flextronics International Ltd.	20,883,800	236,822
* Sun Microsystems, Inc.	34,214,200	148,832
* Symantec Corp.	7,081,500	123,006
LM Ericsson Telephone Co. ADR Class B	3,786,000	119,183
Hewlett-Packard Co.	3,045,600	97,185
Electronic Data Systems Corp.	2,990,000	71,461
* NCR Corp.	2,165,900	69,612
* Avnet, Inc.	2,945,900	53,615
International Business Machines Corp.	510,000	39,479
* Solectron Corp.	10,387,300	31,370
Nokia Corp. ADR	1,550,000	30,768
* Sanmina-SCI Corp.	8,423,608	29,146
* Unisys Corp.	5,676,300	29,063
* Tellabs, Inc.	3,045,866	28,631
* EMC Corp.	2,000,000	20,300
* Teradyne, Inc.	1,400,700	18,405

		3,279,732

Materials (5.1%)
Alcoa Inc.	16,868,068	505,199
E.I. du Pont de Nemours & Co.	7,428,900	294,630
* Smurfit-Stone Container Corp.	10,847,463	109,776
Chemtura Corp.	7,746,300	66,696
Temple-Inland Inc.	1,325,000	56,366
* Owens-Illinois, Inc.	1,700,000	25,721
* Pactiv Corp.	1,018,000	24,951
* Arkema ADR	15,920	617

		1,083,956

Telecommunication Services (5.6%)
Sprint Nextel Corp.	31,732,182	628,297
AT&T Inc.	6,798,370	203,883
Verizon Communications Inc.	5,956,142	201,437
* Embarq Corp.	2,289,178	103,585
* American Tower Corp. Class A	938,250	31,713
* Crown Castle International Corp.	850,100	29,949
BellSouth Corp.	330,300	12,938

		1,211,802

Utilities (0.9%)
Entergy Corp.	1,009,600	77,840
American Electric Power Co., Inc.	1,905,300	68,819
Constellation Energy Group, Inc.	831,425	48,148

		194,807

Exchange-Traded Funds (0.9%)
[2] Vanguard Value ETF	1,689,100	104,234
[2] Vanguard Total Stock Market ETF	696,000	87,870

		192,104

Total Common Stocks
(Cost $17,767,484)		20,623,139

Temporary Cash Investments (4.4%)

Money Market Fund (2.8%)

[3] Vanguard Market Liquidity Fund, 5.276%	604,400,247	604,400

	Face Amount ($000)

Repurchase Agreement (1.5%)

BNP Paribas
5.280%,8/1/06
(Dated 7/31/06, Repurchase Value $313,746,000
collateralized by Federal National Mortgage Assn., 3.500%-7.000% 6/1/10-7/1/36 and
Federal Home Loan Mortgage Corp., 4.000%-7.000% 8/1/09-4/1/36)	313,700	313,700

U.S Agency Obligation (0.1%)

[4] Federal Home Loan Bank
[5] 5.382%, 9/29/06	30,000	29,749

Total Temporary Cash Investments
(Cost $947,849)		947,849

Total Investments (100.4%)
(Cost $18,715,333)		21,570,988

Other Assets and Liabilities—Net (-0.4%)		(91,890)

Net Assets (100%)		21,479,098

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5	Securities with a value of $29,749,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $18,715,333,000. Net unrealized appreciation of investment securities for tax purposes was $2,855,655,000, consisting of unrealized gains of $3,727,945,000 on securities that had risen in value since their purchase and $872,290,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,091	349,611	7,041
S&P MidCap 400 Index	135	50,382	(491)
E-mini S&P 500 Index	43	2,756	(14)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31, 2005 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	July 31, 2006 Market Value ($000)

Arrow Electronics, Inc.	293,571	-	21,216	-	263,078
Continental Airlines, Inc. Class B	100,123	-	210,420	-	n/a [1]
Goodrich Corp.	n/a [2]	195,621	16,166	4,753	357,464
Lear Corp.	152,784	54,835	8,647	3,119	151,436
RenaissanceRe Holdings Ltd.	168,858	-	144,883	407	n/a [1]
R.H. Donnelley Corp.	n/a [2]	274,081	-	-	288,267
UAL Corp.	-	254,792	-	-	210,932
YRC Worldwide, Inc. [3]	134,621	14,686	46,976	-	n/a [1]

	849,957			8,279	1,271,177

1	At July 31, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.
2	At October 31, 2005, the issuer was not an affiliated company of the fund.
3	Yellow Roadway Corp. underwent a name change to YRC Worldwide, Inc. in January 2006.

Vanguard Windsor II Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Common Stocks (98.9%)

Consumer Discretionary (7.3%)
Carnival Corp.	13,209,200	514,630
1 Sherwin-Williams Co.	9,186,300	464,827
Gannett Co., Inc.	5,936,000	309,384
Mattel, Inc.	14,369,400	259,224
1 Service Corp. International	26,080,100	195,862
Eastman Kodak Co.	8,091,300	180,031
Federated Department Stores, Inc.	4,762,100	167,197
Time Warner, Inc.	8,509,258	140,403
Home Depot, Inc.	3,372,200	117,049
The Walt Disney Co.	3,845,632	114,177
Centex Corp.	1,972,500	93,319
The Gap, Inc.	4,414,309	76,588
* Comcast Corp. Special Class A	1,611,470	55,241
Pulte Homes, Inc.	1,928,180	54,953
Fortune Brands, Inc.	667,000	48,371
McDonald's Corp.	1,257,300	44,496
Harrah's Entertainment, Inc.	518,700	31,179
* Interpublic Group of Cos., Inc.	3,679,300	30,133
^ Magna International, Inc. Class A	319,900	23,509
* Office Depot, Inc.	617,280	22,253
Yum! Brands, Inc.	440,100	19,805
Lowe's Cos., Inc.	664,600	18,841
VF Corp.	277,200	18,800
Nordstrom, Inc.	514,500	17,647
Royal Caribbean Cruises, Ltd.	469,583	15,919
Newell Rubbermaid, Inc.	602,348	15,878
* AutoNation, Inc.	700,662	13,803
Whirlpool Corp.	173,800	13,416
CBS Corp.	486,883	13,355
Limited Brands, Inc.	484,200	12,182
General Motors Corp.	327,967	10,570
Liz Claiborne, Inc.	263,600	9,318
ServiceMaster Co.	875,200	9,006
Ford Motor Co.	1,298,353	8,660
Genuine Parts Co.	204,100	8,499
Washington Post Co. Class B	7,400	5,705
New York Times Co. Class A	219,024	4,856
Tribune Co.	161,800	4,807
The McClatchy Co. Class A	80,500	3,412
Clear Channel Communications, Inc.	97,800	2,831
BorgWarner, Inc.	41,200	2,472
Circuit City Stores, Inc.	86,900	2,129
Brunswick Corp.	40,327	1,192
Belo Corp. Class A	65,416	1,054
Regal Entertainment Group Class A	49	1

		3,176,984

Consumer Staples (11.2%)
Altria Group, Inc.	15,617,899	1,248,963
Imperial Tobacco Group ADR	13,840,000	903,060
Diageo PLC ADR	7,768,500	546,281
ConAgra Foods, Inc.	23,383,100	502,737
Wal-Mart Stores, Inc.	7,597,650	338,095
The Coca-Cola Co.	6,855,799	305,083
PepsiCo, Inc.	4,508,200	285,730
Anheuser-Busch Cos., Inc.	5,179,400	249,388
The Procter & Gamble Co.	2,592,700	145,710
Unilever PLC ADR	2,075,040	49,573
Safeway, Inc.	1,720,141	48,302
CVS Corp.	1,379,400	45,134
Archer-Daniels-Midland Co.	769,200	33,845
Kraft Foods Inc.	1,036,100	33,570
Reynolds American Inc.	187,000	23,708
The Kroger Co.	938,999	21,531
Sara Lee Corp.	1,247,000	21,074
Carolina Group	350,400	20,106
Kimberly-Clark Corp.	258,100	15,757
The Pepsi Bottling Group, Inc.	370,700	12,326
* Constellation Brands, Inc. Class A	179,600	4,393
UST, Inc.	52,400	2,649
* Dean Foods Co.	66,000	2,477
Campbell Soup Co.	38,400	1,408
PepsiAmericas, Inc.	47,473	1,073

		4,861,973

Energy (8.1%)
Occidental Petroleum Corp.	10,828,000	1,166,717
ConocoPhillips Co.	16,541,557	1,135,412
BP PLC ADR	5,546,122	402,205
ExxonMobil Corp.	4,495,694	304,538
Chevron Corp.	4,177,029	274,765
Devon Energy Corp.	822,862	53,190
Marathon Oil Corp.	326,100	29,558
Valero Energy Corp.	377,700	25,468
Petro Canada	550,000	24,612
Hess Corp.	453,356	23,983
Chesapeake Energy Corp.	728,200	23,958
El Paso Corp.	1,442,600	23,082
Anadarko Petroleum Corp.	367,100	16,791
Apache Corp.	170,670	12,027
Kerr-McGee Corp.	108,258	7,600

		3,523,906

Financials (26.1%)
Wells Fargo & Co.	16,397,400	1,186,188
Bank of America Corp.	22,097,841	1,138,702
Citigroup, Inc.	23,091,241	1,115,538
Washington Mutual, Inc.	23,727,105	1,060,602
JPMorgan Chase & Co.	18,007,497	821,502
The Allstate Corp.	14,206,644	807,222
^ Manulife Financial Corp.	19,406,830	614,808
1 XL Capital Ltd. Class A	9,042,800	576,026
Capital One Financial Corp.	7,145,000	552,666
SLM Corp.	8,559,000	430,518
The St. Paul Travelers, Cos. Inc.	7,353,300	336,781
American International Group, Inc.	5,319,300	322,722
Freddie Mac	4,382,800	253,589
The Goldman Sachs Group, Inc.	1,648,000	251,732
Wachovia Corp.	4,033,784	216,332
The Hartford Financial Services Group Inc.	2,256,276	191,422
Loews Corp.	3,961,500	146,813
MetLife, Inc.	1,934,000	100,568
Morgan Stanley	1,362,085	90,579
Genworth Financial Inc.	2,493,200	85,517
Merrill Lynch & Co., Inc.	971,500	70,745
SunTrust Banks, Inc.	858,500	67,710
* Berkshire Hathaway Inc. Class B	16,639	50,699
Comerica, Inc.	804,594	47,109
U.S. Bancorp	1,468,522	46,993
Prudential Financial, Inc.	514,700	40,476
KeyCorp	1,022,828	37,742
Fannie Mae	698,100	33,446
PNC Financial Services Group	411,200	29,129
^ The St. Joe Co.	607,000	27,254
Lehman Brothers Holdings, Inc.	410,300	26,649
Assurant, Inc.	534,000	25,723
* Conseco, Inc.	1,026,000	23,393
Simon Property Group, Inc. REIT	251,700	21,528
BB&T Corp.	502,440	21,097
Countrywide Financial Corp.	556,228	19,930
Ameriprise Financial, Inc.	439,892	19,619
The Principal Financial Group, Inc.	356,397	19,245
Lincoln National Corp.	325,165	18,430
Safeco Corp.	335,188	18,006
Radian Group, Inc.	290,010	17,844
Equity Residential REIT	368,400	17,134
Bear Stearns Co., Inc.	116,000	16,457
Nationwide Financial Services, Inc.	353,300	15,927
Archstone-Smith Trust REIT	296,600	15,563
The Bank of New York Co., Inc.	444,568	14,942
PartnerRe Ltd.	233,500	14,507
Avalonbay Communities, Inc. REIT	117,900	13,785
UnionBanCal Corp.	212,374	13,123
ProLogis REIT	234,100	12,957
MGIC Investment Corp.	226,100	12,867
* AmeriCredit Corp.	506,492	12,455
TCF Financial Corp.	439,900	11,838
Regions Financial Corp.	316,100	11,471
National City Corp.	316,500	11,394
United Dominion Realty Trust REIT	327,300	9,115
Host Marriott Corp. REIT	428,999	9,103
The Chubb Corp.	173,404	8,743
ACE Ltd.	166,000	8,554
Ambac Financial Group, Inc.	100,100	8,319
M & T Bank Corp.	68,000	8,291
Fifth Third Bancorp	215,999	8,238
Boston Properties, Inc. REIT	83,023	8,153
A.G. Edwards & Sons, Inc.	150,033	8,096
General Growth Properties Inc. REIT	169,300	7,727
Plum Creek Timber Co. Inc. REIT	206,500	7,033
UnumProvident Corp.	426,700	6,925
New Plan Excel Realty Trust REIT	254,000	6,584
W.R. Berkley Corp.	168,150	6,053
^ Fidelity National Title Group, Inc. Class A	246,807	4,657
Huntington Bancshares Inc.	181,809	4,427
Cincinnati Financial Corp.	80,425	3,793
Forest City Enterprise Class A	70,670	3,526
Vornado Realty Trust REIT	32,600	3,408
Popular, Inc.	188,624	3,393
iStar Financial Inc. REIT	84,300	3,352
Liberty Property Trust REIT	65,200	3,055
BOK Financial Corp.	55,338	2,846
The PMI Group Inc.	64,100	2,722
Colonial BancGroup, Inc.	104,400	2,652
Old Republic International Corp.	68,488	1,457
Commerce Bancshares, Inc.	16,229	826

		11,328,062

Health Care (12.3%)
Pfizer Inc.	47,666,745	1,238,859
Bristol-Myers Squibb Co.	35,875,800	859,943
* WellPoint Inc.	10,634,900	792,300
Wyeth	15,262,000	739,749
Baxter International, Inc.	12,286,500	516,033
Schering-Plough Corp.	13,529,100	276,535
Johnson & Johnson	4,362,100	272,849
* Triad Hospitals, Inc.	3,815,595	148,694
Cardinal Health, Inc.	1,850,743	124,000
Merck & Co., Inc.	2,925,900	117,826
Abbott Laboratories	1,698,200	81,123
HCA Inc.	1,626,700	79,969
Eli Lilly & Co.	678,200	38,501
* Tenet Healthcare Corp.	3,172,500	18,781
CIGNA Corp.	134,100	12,237
AmerisourceBergen Corp.	248,300	10,677
* Thermo Electron Corp.	228,708	8,464
* King Pharmaceuticals, Inc.	487,900	8,304
* Hospira, Inc.	143,200	6,256
* Watson Pharmaceuticals, Inc.	184,500	4,131
Applera Corp.-Applied Biosystems Group	48,600	1,562
* Charles River Laboratories, Inc.	12,600	447

		5,357,240

Industrials (10.0%)
General Electric Co.	37,098,300	1,212,743
Tyco International Ltd.	22,688,800	591,951
3M Co.	7,596,800	534,815
1 Cooper Industries, Inc. Class A	5,900,800	508,413
ITT Industries, Inc.	8,101,000	409,506
Cendant Corp.	17,903,320	268,729
Northrop Grumman Corp.	2,860,021	189,305
United Technologies Corp.	2,248,100	139,809
Union Pacific Corp.	1,381,600	117,436
Lockheed Martin Corp.	876,400	69,832
Raytheon Co.	1,169,700	52,718
* Flowserve Corp.	887,400	45,967
Waste Management, Inc.	1,028,900	35,374
General Dynamics Corp.	300,600	20,146
CSX Corp.	325,200	19,733
Parker Hannifin Corp.	272,200	19,664
Cummins Inc.	161,500	18,896
Honeywell International Inc.	450,688	17,442
Goodrich Corp.	421,100	17,000
Manpower Inc.	276,020	16,418
R.R. Donnelley & Sons Co.	295,150	8,615
* Terex Corp.	190,000	8,520
SPX Corp.	121,374	6,633
* Allied Waste Industries, Inc.	637,362	6,476
^* USG Corp.	139,600	6,472
Emerson Electric Co.	48,400	3,820
Ingersoll-Rand Co.	38,900	1,393
* PHH Corp.	47,050	1,177
Hubbell Inc. Class B	9,900	465
* Raytheon Co. Warrants Exp. 6/16/2011	24,065	310

		4,349,778

Information Technology (6.9%)
Nokia Corp. ADR	39,650,900	787,070
International Business Machines Corp.	7,085,900	548,520
Hewlett-Packard Co.	16,667,072	531,846
Automatic Data Processing, Inc.	6,202,700	271,430
Microsoft Corp.	10,988,900	264,063
Electronic Data Systems Corp.	10,702,922	255,800
CA, Inc.	5,589,600	117,158
* MasterCard, Inc. Class A	790,500	36,260
* Symantec Corp.	1,803,600	31,329
* Xerox Corp.	2,030,100	28,604
First Data Corp.	660,500	26,981
* Lexmark International, Inc.	265,200	14,334
AVX Corp.	749,000	11,340
* Arrow Electronics, Inc.	359,800	10,168
* Computer Sciences Corp.	134,200	7,031
* Cadence Design Systems, Inc.	360,700	5,840
* Vishay Intertechnology, Inc.	353,500	4,960
* Compuware Corp.	641,000	4,481
* BMC Software, Inc.	161,246	3,776
* Novellus Systems, Inc.	137,800	3,488
Intersil Corp.	106,600	2,506
* Freescale Semiconductor, Inc. Class B	74,457	2,123
* Ingram Micro, Inc. Class A	104,599	1,844
* Hewitt Associates, Inc.	73,800	1,658

		2,972,610

Materials (3.5%)
1 Lyondell Chemical Co.	22,292,100	496,445
1 Hanson PLC ADR	8,026,950	492,293
MeadWestvaco Corp.	4,978,413	130,036
Dow Chemical Co.	3,226,011	111,555
Alcoa Inc.	3,244,600	97,176
* The Mosaic Co.	3,237,500	50,796
Weyerhaeuser Co.	429,400	25,189
E.I. du Pont de Nemours & Co.	550,900	21,849
United States Steel Corp.	303,600	19,148
International Paper Co.	554,100	19,022
Rohm & Haas Co.	409,997	18,909
Temple-Inland Inc.	420,500	17,888
* Cemex SA de CV ADR	330,240	9,352
Nucor Corp.	163,890	8,714
Eastman Chemical Co.	61,600	3,057
Vulcan Materials Co.	34,600	2,317
Bemis Co., Inc.	75,400	2,315
Sonoco Products Co.	67,400	2,193

		1,528,254

Telecommunication Services (4.4%)
Verizon Communications Inc.	25,980,254	878,652
BellSouth Corp.	16,543,800	648,021
AT&T Inc.	10,408,867	312,162
Sprint Nextel Corp.	2,044,400	40,479
Alltel Corp.	383,606	21,164
* Embarq Corp.	295,520	13,372
Windstream Corp.	204,413	2,561
Telephone & Data Systems, Inc.	25,118	1,026
Citizens Communications Co.	52,520	674

		1,918,111

Utilities (7.8%)
Duke Energy Corp.	27,945,400	847,305
Exelon Corp.	13,339,100	772,334
Entergy Corp.	8,952,000	690,199
1 CenterPoint Energy Inc.	23,429,447	321,921
Dominion Resources, Inc.	3,613,300	283,572
FirstEnergy Corp.	2,506,100	140,342
FPL Group, Inc.	2,436,754	105,122
Public Service Enterprise Group, Inc.	702,600	47,376
TXU Corp.	395,000	25,371
American Electric Power Co., Inc.	677,025	24,454
Edison International	572,500	23,690
Pepco Holdings, Inc.	680,639	16,676
PG&E Corp.	334,900	13,959
Southern Co.	391,600	13,228
PPL Corp.	316,300	10,761
Xcel Energy, Inc.	460,060	9,220
Sempra Energy	167,323	8,075
DTE Energy Co.	160,513	6,793
MDU Resources Group, Inc.	156,900	3,868
Pinnacle West Capital Corp.	73,800	3,174
Wisconsin Energy Corp.	73,680	3,109
ONEOK, Inc.	62,146	2,312
Consolidated Edison Inc.	23,400	1,097
DPL Inc.	9,800	272

		3,374,230

Exchange-Traded Funds (1.3%)
^2 Vanguard Total Stock Market ETF	3,098,900	391,236
2 Vanguard Value ETF	2,511,200	154,966

		546,202

Total Common Stocks
(Cost $32,550,406)		42,937,350

Temporary Cash Investments (2.2%)

Money Market Fund (2.1%)

3 Vanguard Market Liquidity Fund, 5.276%	934,397,725	934,398

	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)

4 Federal Home Loan Bank
5 5.382%, 9/29/2006	31,000	30,740
4 Federal Home Loan Mortgage Corp.
5 5.300%, 10/3/2006	12,000	11,892

	42,632

Total Temporary Cash Investments
(Cost $977,018)		977,030

Total Investments (101.1%)
(Cost $33,527,424)		43,914,380

Other Assets and Liabilities - Net (-1.1%)		(489,231)

Net Assets (100%)		43,425,149

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5	Securities with a value of $42,632,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $33,527,424,000. Net unrealized appreciation of investment securities for tax purposes was $10,386,956,000, consisting of unrealized gains of $11,354,716,000 on securities that had risen in value since their purchase and $967,760,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	1,113	71,332	241
S&P 500 Index	11	3,525	96

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31, 2005 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	July 31, 2006 Market Value ($000)

CenterPoint Energy Inc.	314,535	6,517	10,241	8,551	321,921
Cooper Industries, Inc. Class A	329,695	115,243	-	5,532	508,413
Hanson PLC ADR	395,965	58,913	48,825	9,213	492,293
Lyondell Chemical Co.	401,220	151,673	-	11,957	496,445
Mattel, Inc.	377,606	-	180,584	10,298	n/a [1]
Service Corp. International	218,290	-	-	1,956	195,862
Sherwin-Williams Co.	n/a [2]	403,543	1,396	4,088	464,827
Triad Hospitals, Inc.	180,009	349	22,685	-	n/a [1]
XL Capital Ltd. Class A	n/a [2]	251,164	-	9,360	576,026

	2,217,320			60,955	3,055,787

1	At July 31, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.
2	At October 31, 2005, the issuer was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 19, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.